INCOME TAX - SCHEDULE OF INCOME TAX FROM CONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current income tax expense	$ 5,168,497	$ 6,209,629	$ 1,044,399
Temporary differences	5,166,866	(374,398)	1,430,657
Change in recognition of deferred tax	(715,459)	(319,769)	(238,549)
Changes in estimates in respect to prior years	(57,844)	(534,840)	0
Deferred income tax expense (benefit)	4,393,563	(1,229,007)	1,192,108
INCOME TAX EXPENSE	$ 9,562,060	$ 4,980,622	$ 2,236,507